Short-Term Debt - Summary of Short-Term Debt (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured short term debt	$ 153
Euro [member]
Disclosure of detailed information about borrowings [line items]
Unsecured short term debt	22
Other Currency denominated [member]
Disclosure of detailed information about borrowings [line items]
Unsecured short term debt	$ 63